Commitments - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments [line items]
Deposits	$ 514,711	$ 32,927
Vancouver Office Leases [member]
Commitments [line items]
Deposits	17,400
Saskatoon Office Leases [member]
Commitments [line items]
Deposits	68,037
Irrevocable letter of credit	$ 420,000
Office lease expiration date	Jan. 01, 2020
IsoEnergy Ltd. [member]
Commitments [line items]
Required exploration expenditures	$ 4,036,208
IsoEnergy Ltd. [member] | Office lease [member]
Commitments [line items]
Deposits	$ 9,274